Loan Receivables, Net (Details) - Schedule of Loan Receivables, Net ¥ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)
Schedule of Loan Receivables, Net [Line Items]
Sub-total	¥ 783,550
Allowance for current expected credit losses:
Balance at the beginning of the year
Cumulative-effect adjustment upon adoption of ASU 2016-13
Current period provision for expected credit losses	(9,499)
Balance at the end of the year	(9,499)
Loan receivables, net	774,051
Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) [Member]
Schedule of Loan Receivables, Net [Line Items]
Sub-total	97,984	[1]
Loan receivables from a third-party company [Member]
Schedule of Loan Receivables, Net [Line Items]
Sub-total	685,287	[2]
Interest receivable from a third-party [Member]
Schedule of Loan Receivables, Net [Line Items]
Sub-total	¥ 279

[1]	The amount represented the term-loan (matures in June 2025) to Sichuan Tianyi, a third-party, of RMB95,000 and corresponding interest receivable RMB4,259 as of June 30, 2024. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with interest rate 6% per annum. This loan receivable is expected to be settled within one year.
[2]	The amount represented the term-loans (mature in June 2025) principal to a third-party company principally engaged in provision of education service of RMB679,300 and corresponding interest receivable RMB6,060 as of June 30, 2024. The loans bear an interest rate of 5% per annum. The loans have been subsequently pledged with equity interests as collaterals and fully guaranteed by the controlling shareholder of the debtor.